Note 13 - Stock Options and Contributed Surplus - Exercise Price Range Disclosure (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Outstanding stock options	44,463,729	33,090,291	23,805,500	26,718,500
Stock options outstanding, weighted average exercise price	$ 0.58	$ 0.68	$ 0.96	$ 0.89
Outstanding stock options, weighted average remaining contractual life	6.61
Options exercisable	22,850,829
Options exercisable, weighted average exercise price	$ 0.78
Exercise price range one [member]
Statement Line Items [Line Items]
Outstanding stock options	693,750
Stock options outstanding, weighted average exercise price	$ 0.19
Outstanding stock options, weighted average remaining contractual life	7.13
Options exercisable	576,563
Options exercisable, weighted average exercise price	$ 0.20
Exercise price range one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	0.11
Exercise price range one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 0.20
Exercise price range two [member]
Statement Line Items [Line Items]
Outstanding stock options	10,773,750
Stock options outstanding, weighted average exercise price	$ 0.22
Outstanding stock options, weighted average remaining contractual life	8.63
Options exercisable	5,773,438
Options exercisable, weighted average exercise price	$ 0.22
Exercise price range two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	0.21
Exercise price range two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 0.24
Exercise price range three [member]
Statement Line Items [Line Items]
Outstanding stock options	3,909,499
Stock options outstanding, weighted average exercise price	$ 0.26
Outstanding stock options, weighted average remaining contractual life	9.12
Options exercisable	1,724,440
Options exercisable, weighted average exercise price	$ 0.26
Exercise price range three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	0.25
Exercise price range three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 0.29
Exercise price range four [member]
Statement Line Items [Line Items]
Outstanding stock options	16,604,730
Stock options outstanding, weighted average exercise price	$ 0.40
Outstanding stock options, weighted average remaining contractual life	8.71
Options exercisable	3,473,861
Options exercisable, weighted average exercise price	$ 0.45
Exercise price range four [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	0.30
Exercise price range four [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 0.86
Exercise price range five [member]
Statement Line Items [Line Items]
Outstanding stock options	12,482,000
Stock options outstanding, weighted average exercise price	$ 1.24
Outstanding stock options, weighted average remaining contractual life	1.29
Options exercisable	11,302,527
Options exercisable, weighted average exercise price	$ 1.28
Exercise price range five [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	0.87
Exercise price range five [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.64